S000006698 [Member] Expense Example - Loomis Sayles Global Allocation Fund	Sep. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 686
Expense Example, with Redemption, 3 Years	922
Expense Example, with Redemption, 5 Years	1,177
Expense Example, with Redemption, 10 Years	1,903
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	294
Expense Example, with Redemption, 3 Years	600
Expense Example, with Redemption, 5 Years	1,032
Expense Example, with Redemption, 10 Years	2,038
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	460
Expense Example, with Redemption, 10 Years	1,025
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	$ 1,120